Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2021
Registrant Name	dei_EntityRegistrantName	ProFunds
CIK	dei_EntityCentralIndexKey	0001039803
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 22, 2021
Document Effective Date	dei_DocumentEffectiveDate	Nov. 26, 2021
Prospectus Date	rr_ProspectusDate	Nov. 22, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Access Flex Bear High Yield ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFBIX
Access Flex Bear High Yield ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFBSX
Access Flex High Yield ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FYAIX
Access Flex High Yield ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FYASX
Bank UltraSector ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BKPIX
Bank UltraSector ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BKPSX
Basic Materials UltraSector ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BMPIX
Basic Materials UltraSector ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BMPSX
Bear ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRPIX
Bear ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRPSX
Biotechnology UltraSector ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIPIX
Biotechnology UltraSector ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIPSX
Bull ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLPIX
Bull ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLPSX
Communication Services UltraSector ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WCPIX
Communication Services UltraSector ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WCPSX
Consumer Goods UltraSector ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNPIX
Consumer Goods UltraSector ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNPSX
Consumer Services UltraSector ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CYPIX
Consumer Services UltraSector ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CYPSX
Europe 30 ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UEPIX
Europe 30 ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UEPSX
Falling US Dollar ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FDPIX
Falling US Dollar ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FDPSX
Financials UltraSector ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNPIX
Financials UltraSector ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNPSX
Health Care UltraSector ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCPIX
Health Care UltraSector ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCPSX
Industrials UltraSector ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IDPIX
Industrials UltraSector ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IDPSX
Internet UltraSector ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INPIX
Internet UltraSector ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INPSX
Large-Cap Growth ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LGPIX
Large-Cap Growth ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LGPSX
Large-Cap Value ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LVPIX
Large-Cap Value ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LVPSX
Mid-Cap Growth ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGPIX
Mid-Cap Growth ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGPSX
Mid-Cap ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDPIX
Mid-Cap ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDPSX
Mid-Cap Value ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPIX
Mid-Cap Value ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPSX
Nasdaq-100 ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OTPIX
Nasdaq-100 ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OTPSX
Oil and Gas UltraSector ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ENPIX
Oil and Gas UltraSector ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ENPSX
Oil Equipment and Services UltraSector ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OEPIX
Oil Equipment and Services UltraSector ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OEPSX
Pharmaceuticals UltraSector ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHPIX
Pharmaceuticals UltraSector ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHPSX
Precious Metals UltraSector ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMPIX
Precious Metals UltraSector ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMPSX
Real Estate UltraSector ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REPIX
Real Estate UltraSector ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REPSX
Rising Rates Opportunity ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RRPIX
Rising Rates Opportunity ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RRPSX
Rising Rates Opportunity 10 ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RTPIX
Rising Rates Opportunity 10 ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RTPSX
Rising US Dollar ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RDPIX
Rising US Dollar ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RDPSX
Semiconductor UltraSector ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMPIX
Semiconductor UltraSector ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMPSX
Short Nasdaq-100 ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SOPIX
Short Nasdaq-100 ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SOPSX
Short Oil and Gas ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNPIX
Short Oil and Gas ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNPSX
Short Precious Metals ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPPIX
Short Precious Metals ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPPSX
Short Real Estate ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRPIX
Short Real Estate ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRPSX
Short Small-Cap ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SHPIX
Short Small-Cap ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SHPSX
Small-Cap Growth ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGPIX
Small-Cap Growth ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGPSX
Small-Cap ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SLPIX
Small-Cap ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SLPSX
Small-Cap Value ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVPIX
Small-Cap Value ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVPSX
Technology UltraSector ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEPIX
Technology UltraSector ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEPSX
Telecommunications UltraSector ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCPIX
Telecommunications UltraSector ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCPSX
UltraBear ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	URPIX
UltraBear ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	URPSX
UltraBull ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ULPIX
UltraBull ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ULPSX
UltraChina ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UGPIX
UltraChina ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UGPSX
UltraDow 30 ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UDPIX
UltraDow 30 ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UDPSX
UltraEmerging Markets ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UUPIX
UltraEmerging Markets ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UUPSX
UltraInternational ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UNPIX
UltraInternational ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UNPSX
UltraJapan ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UJPIX
UltraJapan ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UJPSX
UltraLatin America ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UBPIX
UltraLatin America ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UBPSX
UltraMid-Cap ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMPIX
UltraMid-Cap ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMPSX
UltraNasdaq-100 ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UOPIX
UltraNasdaq-100 ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UOPSX
UltraShort China ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UHPIX
UltraShort China ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UHPSX
UltraShort Dow 30 ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UWPIX
UltraShort Dow 30 ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UWPSX
UltraShort Emerging Markets ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UVPIX
UltraShort Emerging Markets ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UVPSX
UltraShort International ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UXPIX
UltraShort International ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UXPSX
UltraShort Japan ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UKPIX
UltraShort Japan ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UKPSX
UltraShort Latin America ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UFPIX
UltraShort Latin America ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UFPSX
UltraShort Mid-Cap ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UIPIX
UltraShort Mid-Cap ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UIPSX
UltraShort Nasdaq-100 ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USPIX
UltraShort Nasdaq-100 ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USPSX
UltraShort Small-Cap ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UCPIX
UltraShort Small-Cap ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UCPSX
UltraSmall-Cap ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UAPIX
UltraSmall-Cap ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UAPSX
US Government Plus ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVPIX
US Government Plus ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVPSX
Utilities UltraSector ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UTPIX
Utilities UltraSector ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UTPSX
Bitcoin Strategy ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BTCFX